STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2011	$ 67,416	$ 3,410,408	$ 156,161	$ (6,187,877)	$ (2,553,892)
Balances (in Shares) at Dec. 31, 2011	67,415,721
Conversion of debt to common stock	30,264	308,571			338,835
Conversion of debt to common stock (in Shares)	30,264,152
Conversion of accruals to common stock	20,000	1,180,000			1,200,000
Conversion of accruals to common stock (in Shares)	20,000,000
Beneficial conversion feature					0
Foreign currency adjustment			(26,841)		(26,841)
Net loss				(1,624,183)	(1,624,183)
Balances at Dec. 31, 2012	117,680	4,898,979	129,320	(7,812,060)	(2,666,081)
Balances (in Shares) at Dec. 31, 2012	117,679,873
Conversion of debt to common stock	16,339	458,610			474,949
Conversion of debt to common stock (in Shares)	16,339,038
Conversion of accruals to common stock	52,350	1,142,040			1,194,390
Conversion of accruals to common stock (in Shares)	52,350,000
Shares for services	55,600	995,380			1,050,980
Shares for services (in Shares)	55,600,000
Beneficial conversion feature		4,514			4,514
Foreign currency adjustment			104,720		104,720
Net loss				(3,007,942)	(3,007,942)
Balances at Dec. 31, 2013	241,969	7,499,523	234,040	(10,820,002)	(2,844,470)
Balances (in Shares) at Dec. 31, 2013	241,968,911
Conversion of debt to common stock	4,000	67,865			71,865
Conversion of debt to common stock (in Shares)	4,000,000
Beneficial conversion feature					0
Foreign currency adjustment			276,798		276,798
Net loss				(533,148)	(533,148)
Balances at Mar. 31, 2014	$ 245,969	$ 7,567,388	$ 510,838	$ (11,353,150)	$ (3,028,955)
Balances (in Shares) at Mar. 31, 2014	245,968,911